ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2011
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

8.                                      ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

Accounts payable and accrued liabilities consist of:

As at December 31,	2011	2010
		(restated — note 20)
Accounts payable	$4,462	$6,805
Accrued salaries and wages	1,523	504
Accrued interest payable	381	390
Accrued construction payable	4,162	6,854
Accrued director share-based compensation	970	4,237
Other accrued liabilities	2,697	5,242
	$14,195	$24,032